Fair Value Measurement of Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2020
Text block [abstract]
Analysis of Fair Value Measurement of Financial Assets

	Financial assets at fair value through other comprehensive income (“FVOCI”)(i)	Financial assets at fair value through profit or loss (“FVPL”) (ii)
	Million	Million
As of December 31, 2019
- Current portion	—	114,259
- Non-current portion	513	—

	513	114,259
Additions	205	114,929
Maturity or disposal	(500)	(103,479)
Net fair value gains recognized in profit or loss, before tax	—	2,894
Net fair value gains recognized in other comprehensive income, before tax	956	—
Exchange differences	(63)	—

As of December 31, 2020	1,111	128,603
Less: c urrent portion	—	(128,603)

Non-current portion	1,111	—

Note:

(i)
The category of FVOCI is primarily the equity investments in listed companies that are not held for trading. The equity investments represent the Group’s investments in other companies at fair value (mainly level 1: quoted price (unadjusted) in active markets) through other comprehensive income as of December 31, 2020 and 2019.

(ii)
The category of FVPL mainly comprises wealth management products (“WMPs”) offered by various financial institutions in China amounting to RMB117,289 million (as of December 31, 2019: RMB103,328 million) and the Group’s investment in the convertible bonds issued by SPD Bank (“CB”) amounting to RMB9,259 million (as of December 31, 2019: RMB9,928 million). All the WMPs will mature within one year with variable return rates indexed to the performance of underlying assets. As of December 31, 2020 and 2019, they were measured at fair value (level 3: inputs for the assets or liabilities that are not based on observable market data (that is unobservable inputs)). The fair values were determined based on cash flow discounted assuming the expected return will be obtained upon maturity. For the year ended December 31, 2020 and 2019, the Group did not convert the CB into SPD Bank’s common stock. As of December 31, 2020 and 2019, the CB were measured at the fair value as level 1 of fair value hierarchy.